Subsequent Events	9 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

21. Subsequent Events

On July 3, 2024, as part of the secondary offering, the underwriters exercised their option to purchase an additional 2,100,000 ordinary shares at a price of $54.00 from the selling shareholder. MidCo remains as the Company's controlling shareholder.

The Company did not issue additional ordinary shares, did not receive any proceeds from the secondary offering, and did not incur any additional costs for the exercise of this option.